Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Details) - 12 months ended Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Goodwill And Intangible Assets Disclosure [Abstract]
Balance as of December 31, 2019 and 2020	¥ 20,596
Increase in goodwill related to acquisitions (Note 20)	880,314
Foreign currency translation adjustment	(31,489)
Balance as of December 31, 2021	¥ 869,421	$ 136,431